Stockholders' Equity (Successor) - Summary of Changes in the Derivative Liability (Details)	1 Months Ended
Dec. 31, 2020 USD ($)
Fair Value Disclosures [Abstract]
Beginning balance, Liability	$ 22,113,000
Gain	(5,597,000)
Ending balance, Liability	$ 16,516,000